Equity - Summary of Classes of Share Capital - Preferred Shares (Parenthetical) (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($) $ / shares shares
Non viability contingent capital series one [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100
Non Viability Contingent Capital Series 3 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100
Non viability contingent capital series five [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100
Non viability contingent capital series seven [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non viability contingent capital series nine [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	40
Non viability contingent capital series twelve [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	140
Non viability contingent capital series fourteen [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	200
Non viability contingent capital series sixteen [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series Eighteen [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series Twenty [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	80
Non-viability Contingent Capital Series 22 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series 24 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	90
Preferred shares class A series 11 [member]
Disclosure of classes of share capital [line items]
Number of shares	6
Redemption price per share | $ / shares	$ 26
Total redemption costs | $	$ 156